T. ROWE PRICE Short Duration Income Fund
August 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 23.6%
Car Loan 10.6%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D
2.13%, 3/18/26  120 114
ARI Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28 (1) 290 287
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24 (1) 18 18
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (1) 150 142
CarMax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  115 113
CarMax Auto Owner Trust
Series 2020-3, Class C
1.69%, 4/15/26  50 48
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  250 230
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 206
CarMax Auto Owner Trust
Series 2023-1, Class A2A
5.23%, 1/15/26  177 176
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 133
Enterprise Fleet Financing
Series 2021-2, Class A2
0.48%, 5/20/27 (1) 21 21
Enterprise Fleet Financing
Series 2021-3, Class A2
0.77%, 8/20/27 (1) 24 23
Enterprise Fleet Financing
Series 2022-2, Class A2
4.65%, 5/21/29 (1) 55 54
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 250 249
Exeter Automobile Receivables Trust
Series 2022-1A, Class C
2.56%, 6/15/28  225 217

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  45 44
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  25 25
Exeter Automobile Receivables Trust
Series 2023-1A, Class A3
5.58%, 4/15/26  119 119
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  255 248
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  230 225
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 145 143
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  245 240
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class C
1.37%, 1/16/26  30 29
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  50 48
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 34
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 45
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 230 229
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 116 113
Nissan Auto Lease Trust
Series 2023-A, Class A2A
5.10%, 3/17/25  300 299
Santander Bank - SBCLN
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 176 172
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 100 98

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 100 92
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 197 190
Santander Drive Auto Receivables Trust
Series 2023-1, Class A2
5.36%, 5/15/26  210 209
Santander Retail Auto Lease Trust
Series 2021-C, Class D
1.39%, 8/20/26 (1) 350 335
Santander Retail Auto Lease Trust
Series 2022-B, Class A3
3.28%, 11/20/25 (1) 71 69
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 30 29
World Omni Auto Receivables Trust
Series 2020-C, Class C
1.39%, 5/17/27  85 81
5,147
Other Asset-Backed Securities 12.1%
Amur Equipment Finance Receivables VIII
Series 2020-1A, Class E
7.00%, 1/20/27 (1) 461 461
Amur Equipment Finance Receivables XI
Series 2022-2A, Class A2
5.30%, 6/21/28 (1) 86 85
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M TSFR + 1.762%, 7.07%, 4/15/29 (1) 250 247
Blackbird Capital Aircraft Lease Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 40 39
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.62%, 7/15/33 (1) 250 249
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 91 86
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26 (1) 115 114
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 52 51

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 63 58
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 67 63
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 44 44
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 80 75
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 100 100
KKR
Series 29A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.77%, 1/15/32 (1) 250 249
Kubota Credit Owner Trust
Series 2023-1A, Class A3
5.02%, 6/15/27 (1) 165 163
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M TSFR + 1.252%, 6.578%, 4/20/32 (1) 250 249
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M TSFR + 1.332%, 6.64%, 7/15/33 (1) 250 249
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 51 46
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 130 115
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 185 181
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 59 58
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 6.708%, 7/20/29 (1) 246 246
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.12%, 7/15/30 (1) 250 246
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M TSFR + 1.442%, 6.787%, 1/24/33 (1) 250 248

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 34 33
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 150 146
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 66 65
Octane Receivables Trust
Series 2022-2A, Class C
6.29%, 7/20/28 (1) 200 197
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 77 76
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1) 195 187
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 200 187
Progress Residential Trust
Series 2022-SFR7, Class B
5.50%, 10/27/39 (1) 100 98
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 101 99
Sierra Timeshare Receivables Funding
Series 2019-1A, Class C
3.77%, 1/20/36 (1) 51 49
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 18 17
Sierra Timeshare Receivables Funding
Series 2020-2A, Class B
2.32%, 7/20/37 (1) 33 31
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 82 76
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 27 25
Symphony Static I
Series 2021-1A, Class C, CLO, FRN
3M TSFR + 2.112%, 7.463%, 10/25/29 (1) 250 238
Symphony XXIII
Series 2020-23A, Class BR, CLO, FRN
3M TSFR + 1.862%, 7.17%, 1/15/34 (1) 250 246

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 7.031%, 1/29/32 (1) 250 246
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 100 100
Verizon Master Trust
Series 2022-3, Class C
3.50%, 5/20/27  38 38
5,876
Student Loan 0.9%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 64 59
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2
3.19%, 2/18/42 (1) — —
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 37 36
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 84 78
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 58 54
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 15 14
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 136
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 58 54
431
Total Asset-Backed Securities (Cost $11,696) 11,454
BANK LOANS 1.2% (2)
Capital Goods 0.3%
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.946%, 9/6/25  175 169
169
Consumer Non-Cyclical 0.9%
PetVet Care Centers, FRN, 1M TSFR + 3.50%, 8.931%, 2/14/25  196 195

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Surgery Center Holdings, FRN, 1M TSFR + 3.75%, 9.178%,
8/31/26  227 227
422
Total Bank Loans (Cost $591) 591
CORPORATE BONDS 39.8%
Banking 13.6%
Banco de Bogota, 6.25%, 5/12/26  200 195
Banco Santander, 2.746%, 5/28/25  200 189
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  150 148
Bank of America, VR, 0.976%, 4/22/25 (3) 350 338
Bank of America, VR, 5.08%, 1/20/27 (3) 150 148
Bank of Ireland Group, 4.50%, 11/25/23 (1) 200 199
Bank of Montreal, 5.30%, 6/5/26  200 199
Bank of New York Mellon, VR, 4.947%, 4/26/27 (3) 100 98
Bank of the Philippine Islands, 2.50%, 9/10/24  200 192
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 200 196
Barclays, VR, 5.304%, 8/9/26 (3) 200 197
Barclays, VR, 7.325%, 11/2/26 (3) 200 204
BBVA Bancomer, 4.375%, 4/10/24  150 148
CaixaBank, VR, 6.208%, 1/18/29 (1)(3) 200 199
Capital One Financial, 4.25%, 4/30/25  155 150
Capital One Financial, VR, 6.312%, 6/8/29 (3) 100 100
Citigroup, VR, 0.981%, 5/1/25 (3) 150 145
Danske Bank, 5.375%, 1/12/24 (1) 200 199
Fifth Third Bancorp, 2.375%, 1/28/25  25 24
Fifth Third Bank, VR, 5.852%, 10/27/25 (3) 250 246
Goldman Sachs Group, 5.70%, 11/1/24  200 199
Goldman Sachs Group, VR, 1.757%, 1/24/25 (3) 175 172
HDFC Bank, 5.686%, 3/2/26  200 201
HSBC Holdings, 4.25%, 3/14/24  200 198
Huntington National Bank, VR, 5.699%, 11/18/25 (3) 250 245
Lloyds Banking Group, 4.50%, 11/4/24  200 196
Morgan Stanley, VR, 5.05%, 1/28/27 (3) 85 84
NatWest Group, VR, 7.472%, 11/10/26 (3) 200 206
PNC Financial Services Group, VR, 4.758%, 1/26/27 (3) 120 118
PNC Financial Services Group, VR, 5.671%, 10/28/25 (3) 135 135
Societe Generale, 2.625%, 10/16/24 (1) 200 192
Standard Chartered, VR, 6.17%, 1/9/27 (1)(3) 200 200
Toronto-Dominion Bank, 5.532%, 7/17/26  200 200
Truist Financial, VR, 6.047%, 6/8/27 (3) 200 200
UBS Group, VR, 4.488%, 5/12/26 (1)(3) 200 195
Wells Fargo, VR, 3.908%, 4/25/26 (3) 200 193

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wells Fargo, VR, 4.54%, 8/15/26 (3) 150 146
6,594
Basic Industry 1.6%
Celanese U.S. Holdings, 6.05%, 3/15/25  42 42
Celanese U.S. Holdings, 6.35%, 11/15/28  90 90
Cia de Minas Buenaventura, 5.50%, 7/23/26 (1) 200 176
Nutrien, 4.90%, 3/27/28  50 49
POSCO, 5.625%, 1/17/26 (1) 200 200
Suzano Austria, 5.75%, 7/14/26  200 200
Westlake, 0.875%, 8/15/24  25 24
781
Brokerage Assetmanagers Exchanges 0.4%
LSEGA Financing, 1.375%, 4/6/26 (1) 200 180
180
Capital Goods 0.2%
Amphenol, 4.75%, 3/30/26  15 15
Regal Rexnord, 6.05%, 2/15/26 (1) 75 74
Republic Services, 4.875%, 4/1/29  20 20
109
Communications 3.3%
Axian Telecom, 7.375%, 2/16/27  200 182
Crown Castle, 5.00%, 1/11/28  75 74
CSC Holdings, 5.25%, 6/1/24  95 90
DISH Network, 11.75%, 11/15/27 (1) 150 152
iHeartCommunications, 6.375%, 5/1/26 (4) 170 148
Sable International Finance, 5.75%, 9/7/27 (1) 200 186
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 116
Take-Two Interactive Software, 5.00%, 3/28/26  150 149
Tower Bersama Infrastructure, 4.25%, 1/21/25  200 194
Townsquare Media, 6.875%, 2/1/26 (1) 165 159
Warnermedia Holdings, 3.755%, 3/15/27  155 145
1,595
Consumer Cyclical 4.9%
7-Eleven, 0.80%, 2/10/24 (1) 45 44
Advance Auto Parts, 5.90%, 3/9/26  40 40
Carnival, 7.625%, 3/1/26 (1) 145 144
CEC Entertainment, 6.75%, 5/1/26 (1) 75 72
Daimler Truck Finance North America, 1.625%, 12/13/24 (1) 170 161
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 150 149
Ford Motor Credit, 5.125%, 6/16/25  200 195
General Motors Financial, 5.40%, 4/6/26  155 153
Hyatt Hotels, 1.30%, 10/1/23  60 60
Hyundai Capital America, 0.80%, 1/8/24 (1) 150 147
Hyundai Capital America, 5.50%, 3/30/26 (1) 80 79
Hyundai Capital America, 5.65%, 6/26/26 (1) 200 199

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (1) 200 200
Life Time, 5.75%, 1/15/26 (1) 76 74
Marriott International, 4.90%, 4/15/29  21 20
Nissan Motor, 3.043%, 9/15/23 (1) 200 200
Nordstrom, 2.30%, 4/8/24  155 150
QVC, 4.45%, 2/15/25  45 40
QVC, 4.85%, 4/1/24  70 68
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 200 175
2,370
Consumer Non-Cyclical 1.8%
Brunswick, 0.85%, 8/18/24  115 109
CHS, 8.00%, 3/15/26 (1) 120 117
CSL Finance, 3.85%, 4/27/27 (1) 25 24
HCA, 5.25%, 4/15/25  200 198
Hikma Finance USA, 3.25%, 7/9/25  200 190
Kimberly-Clark de Mexico, 3.80%, 4/8/24  200 198
Mattel, 5.875%, 12/15/27 (1) 45 44
880
Electric 3.4%
AES, 3.30%, 7/15/25 (1) 100 95
Alexander Funding Trust, 1.841%, 11/15/23 (1) 200 198
American Electric Power, 5.699%, 8/15/25  90 90
Constellation Energy Generation, 3.25%, 6/1/25  200 191
DTE Energy, STEP, 4.22%, 11/1/24  65 64
Engie Energia Chile, 4.50%, 1/29/25  200 194
NextEra Energy Capital Holdings, 5.749%, 9/1/25  115 115
NRG Energy, 3.75%, 6/15/24 (1) 150 146
Pacific Gas & Electric, 3.50%, 6/15/25  100 95
Southern, STEP, 4.475%, 8/1/24  125 123
Vistra Operations, 3.55%, 7/15/24 (1) 200 195
Vistra Operations, 5.125%, 5/13/25 (1) 150 146
1,652
Energy 3.9%
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 5 5
Continental Resources, 3.80%, 6/1/24  50 49
Energian Israel Finance, 4.875%, 3/30/26 (1) 210 197
Energy Transfer, 2.90%, 5/15/25  100 95
Energy Transfer, 4.90%, 2/1/24  60 60
Ferrellgas, 5.375%, 4/1/26 (1) 175 164
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 100 100
Leviathan Bond, 6.125%, 6/30/25 (1) 200 195
NGL Energy Operating, 7.50%, 2/1/26 (1) 125 124
ONEOK, 5.55%, 11/1/26  60 60
Ovintiv, 5.65%, 5/15/25  75 75
Pioneer Natural Resources, 5.10%, 3/29/26  45 45

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southwestern Energy, 8.375%, 9/15/28  175 182
Targa Resources Partners, 6.50%, 7/15/27  45 45
Targa Resources Partners, 6.875%, 1/15/29  255 258
Williams, 5.30%, 8/15/28  200 199
Williams, 5.40%, 3/2/26  50 50
1,903
Finance Companies 1.5%
AerCap Ireland Capital, 1.65%, 10/29/24  215 204
AerCap Ireland Capital, 3.15%, 2/15/24  200 197
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 100 98
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 115 114
Navient, 6.125%, 3/25/24  135 134
747
Financial Other 0.4%
EMG SUKUK, 4.564%, 6/18/24  200 197
197
Industrial Other 0.4%
Bidvest Group U.K., 3.625%, 9/23/26  200 178
178
Insurance 2.3%
Athene Global Funding, 1.716%, 1/7/25 (1) 225 212
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 25 24
CNO Global Funding, 1.65%, 1/6/25 (1) 150 140
Corebridge Financial, 3.65%, 4/5/27  200 188
Humana, 1.35%, 2/3/27  70 61
Humana, 5.75%, 3/1/28  25 25
Jackson Financial, 1.125%, 11/22/23  120 119
Jackson National Life Global Funding, 5.50%, 1/9/26 (1) 175 172
UnitedHealth Group, 4.25%, 1/15/29  200 194
1,135
Natural Gas 0.0%
NiSource, 5.25%, 3/30/28  25 25
25
Owned No Guarantee 0.4%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 185
185
Real Estate Investment Trusts 0.6%
Park Intermediate Holdings, 7.50%, 6/1/25 (1) 95 95
Service Properties Trust, 7.50%, 9/15/25  175 173
268
Technology 0.9%
Equifax, 5.10%, 12/15/27  95 94
Micron Technology, 5.375%, 4/15/28  150 147
SK Hynix, 6.25%, 1/17/26 (1) 200 201
442

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Transportation 0.2%
Penske Truck Leasing, 5.75%, 5/24/26 (1) 105 104
104
Total Corporate Bonds (Cost $19,843) 19,345
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.0%
Government Sponsored 0.4%
MEGlobal Canada ULC, 5.00%, 5/18/25  200 197
197
Owned No Guarantee 1.6%
Bank Mandiri Persero, 5.50%, 4/4/26  200 200
DAE Funding, 1.55%, 8/1/24  200 191
Indian Oil, 4.75%, 1/16/24  200 199
Petroleos Mexicanos, 4.875%, 1/18/24  200 198
788
Total Foreign Government Obligations & Municipalities (Cost
$1,003) 985
MUNICIPAL SECURITIES 0.3%
Michigan 0.3%
Detroit, Social Bonds, Series B, GO, 2.189%, 4/1/24  125 121
Total Municipal Securities (Cost $125) 121
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 11.1%
Collateralized Mortgage Obligations 3.8%
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 68 57
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.438%, 1/26/32 (1) 300 299
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 16 15
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 6.838%, 10/25/41 (1) 200 197
Connecticut Avenue Securities Trust
Series 2023-R01, Class 1M1, CMO, ARM
SOFR30A + 2.40%, 7.696%, 12/25/42 (1) 64 64

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 26 24
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.838%, 4/25/34 (1) 51 51
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 5.50%, 10/25/49 (1) 17 16
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 28 26
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.867%, 5/25/47 (1) 220 205
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 85 76
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 57 48
OBX Trust
Series 2019-INV1, Class A3, CMO, ARM
4.50%, 11/25/48 (1) 29 28
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 43 40
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 7.138%, 11/25/31 (1) 75 76
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 25 22
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, CMO, ARM
SOFR30A + 1.964%, 7.252%, 2/25/50 (1) 73 74
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
SOFR30A + 2.014%, 7.302%, 1/25/50 (1) 18 18
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.938%, 1/25/34 (1) 69 69
UWM Mortgage Trust
Series 2021-INV2, Class A15, CMO, ARM
2.50%, 9/25/51 (1) 190 144
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 8 8

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 94 90
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 76 71
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 149 124
1,842
Commercial Mortgage-Backed Securities 7.1%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class B, ARM
1M TSFR + 1.197%, 6.508%, 9/15/34 (1) 100 100
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M TSFR + 3.864%, 9.175%, 9/15/38 (1) 100 80
BANK
Series 2019-BN23, Class A1
1.975%, 12/15/52  25 24
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M TSFR + 2.254%, 7.565%, 10/15/37 (1) 250 238
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M TSFR + 1.114%, 6.424%, 4/15/34 (1) 160 159
BX Commercial Mortgage Trust
Series 2019-IMC, Class D, ARM
1M TSFR + 2.014%, 7.324%, 4/15/34 (1) 202 200
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.07%, 10/15/36 (1) 160 154
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 71
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35 (1) 150 137
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 182
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M TSFR + 1.764%, 7.075%, 11/15/37 (1) 147 146
Commercial Mortgage Trust
Series 2014-CR14, Class AM, ARM
4.526%, 2/10/47  75 72

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Commercial Mortgage Trust
Series 2014-CR15, Class AM, ARM
4.426%, 2/10/47  125 123
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  105 102
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
4.343%, 10/10/29 (1) 109 95
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (1) 170 152
Federal Home Loan Mortgage Multifamily Structured PTC
Series K060, Class A1
2.958%, 7/25/26  104 100
Federal Home Loan Mortgage Multifamily Structured PTC
Series K084, Class A2, ARM
3.78%, 10/25/28  250 239
Federal Home Loan Mortgage Multifamily Structured PTC
Series K085, Class A2, ARM
4.06%, 10/25/28  106 103
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36 (1) 275 263
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M TSFR + 2.846%, 8.156%, 12/15/36 (1) 125 123
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.739%, 7.055%, 7/5/33 (1) 59 52
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 1.884%, 7.195%, 10/15/33 (1) 100 89
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class E, ARM
1M TSFR + 1.664%, 6.975%, 12/15/37 (1) 101 99
LSTAR Commercial Mortgage Trust
Series 2015-3, Class B, ARM
3.279%, 4/20/48 (1) 147 139
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  95 89
One Market Plaza Trust
Series 2017-1MKT, Class A
3.614%, 2/10/32 (1) 130 121
3,452

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Residential Mortgage 0.2%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 92 89
89
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$5,786) 5,383
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.3%
U.S. Government Agency Obligations 2.5%
Federal Home Loan Mortgage, UMBS, 6.00%, 2/1/53  121 123
Federal National Mortgage Assn., UMBS
4.50%, 10/1/37  244 238
6.00%, 7/1/53 - 8/1/53  367 369
UMBS, TBA (5)
5.50%, 9/1/53  230 227
6.00%, 9/1/53  260 261
1,218
U.S. Government Obligations 1.8%
Government National Mortgage Assn.
3.50%, 5/20/47 - 11/20/47  454 419
4.50%, 6/20/51  213 206
6.00%, 2/20/40 - 12/20/40  213 222
847
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $2,063) 2,065
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 13.8%
Government Sponsored 1.3%
Federal Home Loan Banks, 5.00%, 2/28/25  630 630
630
U.S. Treasury Obligations 12.5%
U.S. Treasury Notes, 4.125%, 6/15/26 (6) 2,180 2,155
U.S. Treasury Notes, 4.375%, 10/31/24  310 307
U.S. Treasury Notes, 4.375%, 8/15/26  500 498
U.S. Treasury Notes, 4.50%, 11/15/25  1,180 1,173
U.S. Treasury Notes, 4.625%, 2/28/25  795 789
U.S. Treasury Notes, 4.625%, 6/30/25  665 661

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Notes, 4.625%, 3/15/26  500 499
6,082
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $6,756) 6,712
SHORT-TERM INVESTMENTS 6.9%
Commercial Paper 4.2%
4(2) 4.2%(7)
Bacardi Martini, 5.934%, 9/27/23  300 299
Canadian Natural Resources, 6.098%, 9/25/23  300 299
Harley-Davidson Financial Services, 6.10%, 9/21/23  250 249
Ovintiv, 6.171%, 9/18/23  300 299
Syngenta Wilmington, 6.323%, 9/5/23  300 300
Targa Resources, 6.182%, 9/20/23  300 299
Walgreens Boots Alliance, 6.031%, 10/2/23  300 298
2,043
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 5.40% (8)(9) 1,327 1,327
1,327
Total Short-Term Investments (Cost $3,370) 3,370
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.40% (8)(9) 137 137
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 137
Total Securities Lending Collateral (Cost $137) 137
Total Investments in Securities 103.3%
(Cost $51,370) $ 50,163
Other Assets Less Liabilities (3.3)% (1,610)
Net Assets 100.0% $ 48,553
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$19,988 and represents 41.2% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) All or a portion of this security is on loan at August 31, 2023.
(5) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $488 and represents 1.0% of net assets.
(6) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $2,043 and represents 4.2% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
PTC Pass-Through Certificate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S13, 50 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
12/16/72 1,330 24 37 (13)
Total Bilateral Credit Default Swaps, Protection
Bought 37 (13)
Total Bilateral Swaps 37 (13)

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 6 U.S. Treasury Notes five year contracts 12/23 (642) $ (4)
Short, 9 U.S. Treasury Notes ten year contracts 12/23 (999) (10)
Long, 53 U.S. Treasury Notes two year contracts 12/23 10,802 29
Short, 1 Ultra U.S. Treasury Bonds contracts 12/23 (130) (2)
Short, 2 Ultra U.S. Treasury Notes ten year contracts 12/23 (232) (3)
Long, 10 Three month SOFR contracts 6/24 2,370 —
Short, 10 Three month SOFR contracts 3/25 (2,396) 3
Net payments (receipts) of variation margin to date (14)
Variation margin receivable (payable) on open futures contracts $ (1)

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 7++
Totals $ —# $ — $ 7+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 145  ¤  ¤ $ 1,464
Total $ 1,464^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,464.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments
21
T. Rowe Price Short Duration Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short Duration Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Short Duration Income Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 46,656 $ — $ 46,656
Short-Term Investments 1,327 2,043 — 3,370
Securities Lending Collateral 137 — — 137
Total Securities 1,464 48,699 — 50,163
Swaps — 24 — 24
Futures Contracts* 32 — — 32
Total $ 1,496 $ 48,723 $ — $ 50,219
Liabilities
Futures Contracts* $ 19 $ — $ — $ 19
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1305-054Q1 08/23